Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Table Text Block Supplement [Abstract]
Schedule of Restated Consolidated Balance Sheet

	As of December 31, 2025
	As Previously Reported	Adjustments	As Restated
Assets:
Current assets:
Accounts receivable	12,848	(2,672)	10,176
Other current assets	1,148	262	1,410
Total current assets	48,334	(2,410)	45,924
Natural gas and oil mineral interests, net - successful efforts method	461,511	(925)	460,586
Total assets	$510,473	$(3,335)	$507,138
Liabilities, mezzanine equity and shareholders’ equity:
Deferred tax liability	22,109	(780)	21,329
Total liabilities	271,502	(780)	270,722
Accumulated deficit	(12,591)	(2,555)	(15,146)
Total shareholders’ equity	211,309	(2,555)	208,754
Total liabilities, mezzanine equity and shareholders’ equity	$510,473	$(3,335)	$507,138

Schedule of Restated Consolidated Statements of Operations

	For the Year Ended December 31, 2025
	As Previously Reported	Adjustments	As Restated
Revenues:
Royalty revenue	$55,691	$(5,616)	$50,075
Total revenue	73,211	(5,616)	67,595
Operating expenses:
Management fees	9,274	692	9,966
Depletion, depreciation and accretion	26,948	(2,711)	24,237
Total operating expenses	52,807	(2,019)	50,788
Operating income (loss)	20,404	(3,597)	16,807
Income (loss) before income taxes	(2,628)	(3,597)	(6,225)
Provision for (benefit from) income taxes	(1,598)	(1,042)	(2,640)
Net income (loss)	$(1,030)	$(2,555)	$(3,585)
Earnings(loss) per common share:
Common shares - basic and diluted	$(1.00)	$(0.30)	$(1.30)
Weighted average number of shares outstanding:
Common shares - basic and diluted	8,378	—	8,378

Schedule of Restated Consolidated Statement of Cash Flows

	As of December 31, 2025
	As Previously Reported	Adjustments	As Restated
Cash flow from operating activities:
Net income (loss)	$(1,030)	$(2,555)	$(3,585)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation and accretion	26,948	(2,711)	24,237
Deferred income taxes	(2,728)	(780)	(3,508)
Changes in operating assets and liabilities (net of assets and liabilities acquired)
Accounts receivable	(3,235)	2,673	(562)
Other current assets	411	(262)	149
Net cash provided by (used in) operating activities	17,212	(3,635)	13,577
Cash flows from investing activities:
Purchases of oil and gas properties, net of post-close adjustments	(118,977)	3,635	(115,342)
Net cash provided by (used in) investing activities	(313,593)	3,635	(309,958)
Cash flows from financing activities:
Net cash provided by (used in) financing activities	320,040	—	320,040
Net increase (decrease) in cash and cash equivalents	23,659	—	23,659
Cash and cash equivalents, beginning of period	5,330	—	5,330
Cash and cash equivalents, end of period	$28,989	$—	$28,989